Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Net Income (Loss) ($)	Company TSR ($100 Initial Fixed Investment)	Company-Selected Measure
2025	2,255,031	2,255,031	707,500	(223,383)	(12,826,384)	19.85	(12,826,384)
2024	420,000	420,000	195,000	297,938	(4,537,901)	N/A(1)	(4,537,901)

Company Selected Measure Name		Company-Selected Measure For fiscal year 2025, the Company selected Net Income (Loss) as its Company-Selected Measure. During fiscal year 2025, executive compensation was not based on a formulaic financial performance metric. Instead, compensation decisions reflected the Company’s strategic objectives, including completion of its public listing and establishment of a financing facility to support future growth, and Board discretion. Because revenue was not material and the Company was in an investment and development phase, Net Income (Loss) is the most directly applicable financial performance measure presented in the table above.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Total Shareholder Return

Total Shareholder Return (“TSR”) reflects the cumulative return on a $100 investment in the Company’s common stock beginning on May 15, 2025, the first trading day of the Company’s common stock on Nasdaq, through December 31, 2025. Changes in Compensation Actually Paid during fiscal year 2025 were significantly influenced by changes in the market value of the Company’s common stock following its public listing. As reflected in the TSR presented above, the Company’s stock price experienced volatility during fiscal year 2025. Because Compensation Actually Paid includes adjustments reflecting the fair value of equity awards, fluctuations in stock price directly impact reported CAP amounts.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income (Loss)

The Company incurred a net loss in fiscal years 2025 and 2024 as it continued to invest in product development, intellectual property, commercialization activities and public company readiness. Net income (loss) was not used as a determinative factor in setting base salary, equity award levels, or cash incentive compensation for fiscal year 2025. Accordingly, Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO named executive officers was not directly tied to net income (loss) during these periods. Rather, compensation decisions were based on overall Company progress and strategic initiatives, including the Company’s public listing and financing activities.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and the Company-Selected Measure

For fiscal year 2025, executive compensation was not directly formulaically tied to a specific financial metric. However, compensation decisions considered the Company’s advancement of strategic objectives, including product development, intellectual property expansion, commercialization efforts, and public listing milestones.

Beginning in fiscal year 2026, the Company intends to implement an executive incentive compensation program tied to defined corporate goals approved annually by the Compensation Committee. These corporate goals may include strategic, operational, and financial objectives tailored to the Company’s stage of development and long-term growth strategy.

Total Shareholder Return Amount		$ 19.85		[1]
Net Income (Loss) Attributable to Parent		$ (12,826,384)	$ (4,537,901)
Company Selected Measure Amount		(12,826,384)	(4,537,901)
Additional 402(v) Disclosure [Text Block]

Compensation Actually Paid

Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K and differs from the amounts reported in the Summary Compensation Table. CAP reflects adjustments to remove the grant date fair value of equity awards and to include the fair value of equity awards as of the end of the applicable fiscal year or the vesting date, as applicable, together with any changes in fair value of such awards during the year.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,255,031	$ 420,000
PEO Actually Paid Compensation Amount	[2],[3]	2,255,031	420,000
Non-PEO NEO Average Total Compensation Amount		707,500	195,000
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4]	$ (223,383)	$ 297,938

[1]	TSR for fiscal year 2024 is not presented because the Company’s common stock was not publicly traded during that fiscal year. TSR for fiscal year 2025 reflects the cumulative return on a $100 investment beginning on May 15, 2025, the first trading day of the Company’s common stock on Nasdaq, through December 31, 2025.
[2]	Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K and differs from the amounts reported in the Summary Compensation Table. CAP reflects adjustments to remove the grant date fair value of equity awards included in the Summary Compensation Table and to include the fair value of equity awards as of the end of the applicable fiscal year or the vesting date, as applicable, together with changes in fair value of such awards during the year.
[3]	The Company’s Principal Executive Officer did not receive equity awards during fiscal years 2025 or 2024. Accordingly, Compensation Actually Paid to the PEO is equal to the total compensation reported for the PEO in the Summary Compensation Table for those fiscal years.
[4]	The fair value of stock option awards used in determining Compensation Actually Paid was calculated using a Black-Scholes option pricing model based on the Company’s stock price and updated valuation assumptions as of the applicable measurement dates.